Other intangible assets (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Other Intangible Assets Details
Cost	$ 6,769,000	$ 5,927,000
Less: accumulated amortization	(2,179,000)	(1,937,000)
Total	$ 4,590,000	$ 3,990,000